Note 18 - Segmented Information (Details) - Long-Lived Assets by Geographical Location (USD $) In Thousands, unless otherwise specified	Jan. 31, 2015	Jan. 31, 2014
Total long-lived assets
Geograhical long-lived assets	$ 270,395	$ 214,620
UNITED STATES
Total long-lived assets
Geograhical long-lived assets	141,981	67,843
CANADA
Total long-lived assets
Geograhical long-lived assets	14,745	18,437
BELGIUM
Total long-lived assets
Geograhical long-lived assets	19,936	28,048
NETHERLANDS
Total long-lived assets
Geograhical long-lived assets	10,483	14,802
EMEA, Excluding Belgium and Netherlands [Member]
Total long-lived assets
Geograhical long-lived assets	$ 83,250	$ 85,490